Note 29 - Segmented Information	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
29.	Segmented information

Operating segments
Colliers has identified
four
reportable operating segments. Three segments are grouped geographically into Americas, Asia Pacific and EMEA. The Investment Management segment operates in the Americas and EMEA. The groupings are based on the manner in which the segments are managed. Management assesses each segment's performance based on operating earnings or operating earnings before depreciation and amortization. Corporate includes the costs of global administrative functions and the corporate head office.

Included in segment total assets at
December 31, 2020
are investments in non-consolidated subsidiaries accounted for under the equity method: Americas
$3,147
(
2019
-
$3,278
), EMEA
$1,550
(
2019
-
$1,427
) and Investment Management
$7,518
(
2019
-
$2,161
). The reportable segment information excludes intersegment transactions.

2020			Asia	Investment
	Americas	EMEA	Pacific	Mgmt	Corporate	Consolidated

Revenues	$1,626,372	$516,507	$470,632	$172,594	$752	$2,786,857
Depreciation and amortization	56,667	22,391	14,616	27,464	4,768	125,906
Operating earnings (loss)	121,371	8,336	45,221	40,738	(51,088)	164,578
Equity earnings	1,469	75	-	1,181	193	2,919
Other income, net						(13)
Interest expense, net						(30,949)
Income tax expense						(42,046)

Net earnings						$94,489

Total assets	$1,640,046	$648,557	$384,001	$694,270	$(74,707)	$3,292,167
Total additions to long-lived assets	357,187	8,194	4,593	3,669	2,255	375,898

2019			Asia	Investment
	Americas	EMEA	Pacific	Mgmt	Corporate	Consolidated

Revenues	$1,690,507	$636,466	$542,609	$174,588	$1,641	$3,045,811
Depreciation and amortization	34,113	22,489	7,969	26,504	3,589	94,664
Operating earnings (loss)	103,731	48,510	67,062	35,048	(36,154)	218,197
Equity earnings	1,361	35	-	669	-	2,065
Other income, net						(212)
Interest expense, net						(29,452)
Income tax expense						(53,013)

Net earnings						$137,585

Total assets	$917,997	$672,691	$388,606	$953,567	$(40,147)	$2,892,714
Total additions to long-lived assets	47,132	12,656	79,904	1,829	4,961	146,482

Geographic information
Revenues in each geographic region are reported by customer locations.

GEOGRAPHIC INFORMATION

	Year ended December 31,
	2020	2019

United States
Revenues	$1,432,288	$1,429,650
Total long-lived assets	1,378,648	1,057,543

Canada
Revenues	$304,039	$356,634
Total long-lived assets	82,520	88,589

Euro currency countries
Revenues	$280,853	$356,171
Total long-lived assets	306,472	293,673

Australia
Revenues	$190,106	$235,469
Total long-lived assets	84,758	84,969

United Kingdom
Revenues	$135,572	$170,302
Total long-lived assets	79,738	85,998

Other
Revenues	$443,999	$497,585
Total long-lived assets	184,533	186,739

Consolidated
Revenues	$2,786,857	$3,045,811
Total long-lived assets	2,116,669	1,797,511